Stock-Based Compensation (Details) - Schedule of Changes in the Number of M-Options and C-Options Outstanding	9 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares
Schedule Of Changes In The Number Of MOptions And COptions Outstanding Abstract
Number of stock options, Outstanding, beginning of year		1,268,360	1,057,913
Weighted average exercise price Outstanding, beginning of year		$ 35.41
Number of stock options, Granted	1,438,600		366,420
Weighted average exercise price, Granted	$ 284		$ 102.5
Number of stock options, Outstanding, end of year	1,438,600		1,268,360
Weighted average exercise price Outstanding, end of year	$ 284		$ 35.41